Note 8 - Debt and Credit Facilities (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended												12 Months Ended					0 Months Ended						1 Months Ended
	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Preferred Class A [Member]	Dec. 31, 2012 Preferred Class A [Member]	Mar. 31, 2013 Refinanced [Member] Debt Issued By New Jersey Economic Development Authority [Member] Gas Facility Revenue Bonds [Member]	Mar. 31, 2013 Refinanced [Member] Debt Issued by Brevard County Florida [Member] Gas Facility Revenue Bonds [Member]	Mar. 31, 2013 Refinanced [Member] Refunding Bonds [Member] Gas Facility Revenue Bonds [Member]	Mar. 31, 2013 Refinanced [Member] Purchase of Existing Bonds [Member] Gas Facility Revenue Bonds [Member]	Mar. 31, 2013 Refinanced [Member] Gas Facility Revenue Bonds [Member]	Dec. 31, 2013 Commercial Paper [Member] AGL Capital [Member]	Dec. 31, 2013 Commercial Paper [Member] Nicor Gas [Member]	Dec. 31, 2013 Commercial Paper [Member]	Dec. 31, 2013 Commercial Paper [Member] Minimum [Member]	Dec. 31, 2013 Commercial Paper [Member] Maximum [Member]	Dec. 31, 2013 Target ratio [Member] Minimum [Member]	Dec. 31, 2013 Target ratio [Member] Maximum [Member]	May 31, 2013 Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	May 31, 2011 Senior Notes [Member]	Dec. 31, 2013 Gas Facility Revenue Bonds [Member]	Dec. 31, 2012 Gas Facility Revenue Bonds [Member]	Nov. 30, 2013 AGL and Nicor Gas Credit Facilities [Member]	Dec. 31, 2013 Maximum [Member]
Note 8 - Debt and Credit Facilities (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage												0.40%	0.30%
Debt Instrument, Term															1 day	123 days			30 years
Debt Instrument, Remaining Maturity Term															2 days	99 days
Proceeds from (Repayments of) Commercial Paper		$ (206)	$ 56	$ 91
Proceeds from Short-term Debt, Maturing in More than Three Months														374
Repayments of Short-term Debt, Maturing in More than Three Months														181
Extension Term																									1 year
Proceeds from Issuance of Long-term Debt																			500
Debt Instrument, Interest Rate, Stated Percentage																			4.40%			6.40%
Repayments of Senior Debt	225	225		300
Long-term Debt		$ 3,813	$ 3,327				$ 180	$ 20	$ 60	$ 140	$ 200									$ 2,825	$ 2,325		$ 200	$ 200
Ratio of Indebtedness to Net Capital																	0.50	0.60								0.70
Preferred Stock, Shares Authorized (in Shares)		10	10		10	10